Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT INFORMATION

EFFECTIVE THROUGH APRIL 30, 2020 ONLY

FLEXSHARES TRUST

FlexShares® Credit-Scored US Corporate Bond Index Fund

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

SUPPLEMENT DATED MARCH 12, 2020 TO PROSPECTUS DATED MARCH 1, 2020 (AS REVISED MARCH 12, 2020)

This supplement supersedes the Prospectus supplement dated March 1, 2020.

Important Information Regarding Investment Objectives, Underlying Indexes and

Principal Investment Strategies

The Board of Trustees of FlexShares Trust approved changes to the investment objective, principal investment strategies and underlying index of both the FlexShares® Credit-Scored US Corporate Bond Index Fund and the FlexShares® Credit-Scored US Long Corporate Bond Index Fund (collectively, the “Funds”). The effective date for such changes is the open of markets on May 1, 2020.

Accordingly, until the transition to their new underlying index on May 1, 2020, the Funds’ investment objectives, principal investment strategies and underlying indexes are as follows:

1. The “INVESTMENT OBJECTIVE” section for FlexShares® Credit-Scored US Corporate Bond Index Fund on page 140 is deleted and replaced with the following:

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust Credit-Scored US Corporate Bond IndexSM (the “Underlying Index”).

2. The first three paragraphs under “PRINCIPAL INVESTMENT STRATEGIES” section for FlexShares® Credit-Scored US Corporate Bond Index Fund beginning on page 140 is deleted and replaced with the following:

The Underlying Index reflects the performance of a broad universe of US-dollar denominated bonds of companies that are considered by the Index Provider to have higher credit quality, lower risk of default and the potential for higher yield, price appreciation and liquidity relative to the universe of securities comprising the Northern Trust US Investment-Grade Corporate Bond IndexSM (the “Parent Index”), pursuant to the Underlying Index’s index methodology. The Underlying Index is designed to outperform the Parent Index on a risk-adjusted basis, as measured by a combination of yield return and price appreciation. Securities included in the Underlying Index are component securities of the Parent Index. The Underlying Index begins with the Parent Index and then follows a rules-based methodology to select and calculate optimal weights for securities in the Underlying Index based on liquidity and security issuers’ fundamental factors, as determined by NTI, in its capacity as index provider (the “Index Provider”). In order to be eligible for inclusion in the Underlying Index, a bond must have $500 million or greater outstanding principal at the time of Index reconstitution and be issued by the top 80% of issuers represented in the Parent Index based on the issuers’ respective total outstanding market capitalization of debt. The Parent Index is market capitalization-weighted based on total outstanding debt issuance and is comprised of US dollar denominated, investment grade bonds. In order to be eligible for inclusion in the Parent Index, a security must be a fixed rate taxable bond that is either publicly offered in the U.S. or that is offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), with registration rights. A security also must be rated, at the time of inclusion in the Parent Index, within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by the Index Provider. In addition, an eligible bond must have (a) a final time to stated maturity that is greater than or equal to two years but less than ten years and (b) at least $250 million in outstanding principal. As of December 31, 2019, there were 1,381 issues in the Underlying Index. The Underlying Index is governed by transparent, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions.

3. The tenth paragraph under “PRINCIPAL INVESTMENT STRATEGIES” section for FlexShares® Credit-Scored US Corporate Bond Index Fund beginning on page 141 is deleted and replaced with the following:

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Fund was concentrated in the following industry: Banks (31.5%). The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

5. The “INVESTMENT OBJECTIVE” section for FlexShares® Credit-Scored US Long Corporate Bond Index Fund on page 147 is deleted and replaced with the following:

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust Credit-Scored US Long Corporate Bond IndexSM (the “Underlying Index”).

6. The first three paragraphs under “PRINCIPAL INVESTMENT STRATEGIES” section for FlexShares® Credit-Scored US Long Corporate Bond Index Fund beginning on page 147 is deleted and replaced with the following:

The Underlying Index reflects the performance of a broad universe of US-dollar denominated bonds of companies that are considered by the Index Provider to have higher credit quality, lower risk of default and the potential for higher yield, price appreciation and liquidity relative to the universe of securities comprising the Northern Trust Investment-Grade US Long Corporate Bond IndexSM (the “Parent Index”), pursuant to the Underlying Index’s index methodology. The Underlying Index is designed to outperform the Parent Index on a risk-adjusted basis, as measured by a combination of yield return and price appreciation. Securities included in the Underlying Index are component securities of the Parent Index. The Underlying Index begins with the Parent Index and then follows a rules-based methodology to select and calculate optimal weights for securities in the Underlying Index based on liquidity and security issuers’ fundamental factors, as determined by NTI, in its capacity as index provider (the “Index Provider”). An eligible bond must have a final time to stated maturity that is greater than or equal to ten years. In order to be eligible for inclusion in the Underlying Index, a bond also must (i) be a fixed rate taxable bond with $500 million or greater outstanding principal at the time of Index reconstitution; and (ii) be either publicly offered in the U.S. or that is offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), with registration rights. In addition, a security also must be rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by the Index Provider. As of December 31, 2019, there were 1,030 issues in the Underlying Index. The Underlying Index is governed by transparent, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Index is reconstituted monthly.

FlexShares Credit-Scored US Corporate Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT INFORMATION

EFFECTIVE THROUGH APRIL 30, 2020 ONLY

FLEXSHARES TRUST

FlexShares® Credit-Scored US Corporate Bond Index Fund

SUPPLEMENT DATED MARCH 12, 2020 TO PROSPECTUS DATED MARCH 1, 2020 (AS REVISED MARCH 12, 2020)

This supplement supersedes the Prospectus supplement dated March 1, 2020.

Important Information Regarding Investment Objectives, Underlying Indexes and

Principal Investment Strategies

The Board of Trustees of FlexShares Trust approved changes to the investment objective, principal investment strategies and underlying index of both the FlexShares® Credit-Scored US Corporate Bond Index Fund and the FlexShares® Credit-Scored US Long Corporate Bond Index Fund (collectively, the “Funds”). The effective date for such changes is the open of markets on May 1, 2020.

Accordingly, until the transition to their new underlying index on May 1, 2020, the Funds’ investment objectives, principal investment strategies and underlying indexes are as follows:

1. The “INVESTMENT OBJECTIVE” section for FlexShares® Credit-Scored US Corporate Bond Index Fund on page 140 is deleted and replaced with the following:

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust Credit-Scored US Corporate Bond IndexSM (the “Underlying Index”).

2. The first three paragraphs under “PRINCIPAL INVESTMENT STRATEGIES” section for FlexShares® Credit-Scored US Corporate Bond Index Fund beginning on page 140 is deleted and replaced with the following:

The Underlying Index reflects the performance of a broad universe of US-dollar denominated bonds of companies that are considered by the Index Provider to have higher credit quality, lower risk of default and the potential for higher yield, price appreciation and liquidity relative to the universe of securities comprising the Northern Trust US Investment-Grade Corporate Bond IndexSM (the “Parent Index”), pursuant to the Underlying Index’s index methodology. The Underlying Index is designed to outperform the Parent Index on a risk-adjusted basis, as measured by a combination of yield return and price appreciation. Securities included in the Underlying Index are component securities of the Parent Index. The Underlying Index begins with the Parent Index and then follows a rules-based methodology to select and calculate optimal weights for securities in the Underlying Index based on liquidity and security issuers’ fundamental factors, as determined by NTI, in its capacity as index provider (the “Index Provider”). In order to be eligible for inclusion in the Underlying Index, a bond must have $500 million or greater outstanding principal at the time of Index reconstitution and be issued by the top 80% of issuers represented in the Parent Index based on the issuers’ respective total outstanding market capitalization of debt. The Parent Index is market capitalization-weighted based on total outstanding debt issuance and is comprised of US dollar denominated, investment grade bonds. In order to be eligible for inclusion in the Parent Index, a security must be a fixed rate taxable bond that is either publicly offered in the U.S. or that is offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), with registration rights. A security also must be rated, at the time of inclusion in the Parent Index, within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by the Index Provider. In addition, an eligible bond must have (a) a final time to stated maturity that is greater than or equal to two years but less than ten years and (b) at least $250 million in outstanding principal. As of December 31, 2019, there were 1,381 issues in the Underlying Index. The Underlying Index is governed by transparent, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions.

3. The tenth paragraph under “PRINCIPAL INVESTMENT STRATEGIES” section for FlexShares® Credit-Scored US Corporate Bond Index Fund beginning on page 141 is deleted and replaced with the following:

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Fund was concentrated in the following industry: Banks (31.5%). The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

FlexShares Credit-Scored US Long Corporate Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT INFORMATION

EFFECTIVE THROUGH APRIL 30, 2020 ONLY

FLEXSHARES TRUST

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

SUPPLEMENT DATED MARCH 12, 2020 TO PROSPECTUS DATED MARCH 1, 2020 (AS REVISED MARCH 12, 2020)

This supplement supersedes the Prospectus supplement dated March 1, 2020.

Important Information Regarding Investment Objectives, Underlying Indexes and

Principal Investment Strategies

The Board of Trustees of FlexShares Trust approved changes to the investment objective, principal investment strategies and underlying index of both the FlexShares® Credit-Scored US Corporate Bond Index Fund and the FlexShares® Credit-Scored US Long Corporate Bond Index Fund (collectively, the “Funds”). The effective date for such changes is the open of markets on May 1, 2020.

Accordingly, until the transition to their new underlying index on May 1, 2020, the Funds’ investment objectives, principal investment strategies and underlying indexes are as follows:

5. The “INVESTMENT OBJECTIVE” section for FlexShares® Credit-Scored US Long Corporate Bond Index Fund on page 147 is deleted and replaced with the following:

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust Credit-Scored US Long Corporate Bond IndexSM (the “Underlying Index”).

6. The first three paragraphs under “PRINCIPAL INVESTMENT STRATEGIES” section for FlexShares® Credit-Scored US Long Corporate Bond Index Fund beginning on page 147 is deleted and replaced with the following:

The Underlying Index reflects the performance of a broad universe of US-dollar denominated bonds of companies that are considered by the Index Provider to have higher credit quality, lower risk of default and the potential for higher yield, price appreciation and liquidity relative to the universe of securities comprising the Northern Trust Investment-Grade US Long Corporate Bond IndexSM (the “Parent Index”), pursuant to the Underlying Index’s index methodology. The Underlying Index is designed to outperform the Parent Index on a risk-adjusted basis, as measured by a combination of yield return and price appreciation. Securities included in the Underlying Index are component securities of the Parent Index. The Underlying Index begins with the Parent Index and then follows a rules-based methodology to select and calculate optimal weights for securities in the Underlying Index based on liquidity and security issuers’ fundamental factors, as determined by NTI, in its capacity as index provider (the “Index Provider”). An eligible bond must have a final time to stated maturity that is greater than or equal to ten years. In order to be eligible for inclusion in the Underlying Index, a bond also must (i) be a fixed rate taxable bond with $500 million or greater outstanding principal at the time of Index reconstitution; and (ii) be either publicly offered in the U.S. or that is offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), with registration rights. In addition, a security also must be rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by the Index Provider. As of December 31, 2019, there were 1,030 issues in the Underlying Index. The Underlying Index is governed by transparent, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Index is reconstituted monthly.